Principal Exchange-Traded Funds
Supplement dated April 17, 2018
to the Statement of Additional Information dated November 1, 2017 as amended and restated April 16, 2018
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

LEADERSHIP STRUCTURE AND BOARD OF TRUSTEES
Delete the second to the last sentence in the first paragraph and replace with the following:
The Board is currently composed of twelve members, nine of whom are Independent Trustees.
Independent Trustees
Add the following paragraph to the alphabetical list of Independent Trustees:
Mary M. (“Meg”) VanDeWeghe. Ms. VanDeWeghe has served as a Trustee of the Trust and Director of PFI and PVC since 2018. She is CEO and President of Forte Consulting, Inc., a management and financial consulting firm, and was previously employed as a Finance Professor at Georgetown University from 2009-2016, Senior Vice President - Finance at Lockheed Martin Corporation from 2006-2009, a Finance Professor at the University of Maryland from 1996-2006, and in various positions at J.P. Morgan from 1983-1996. Ms. VanDeWeghe served as a director of Brown Advisory from 2003-2018, B/E Aerospace from 2014-2017, WP Carey from 2014-2017, and Nalco (and its successor Ecolab) from 2009-2014. Through her education and employment experience, and her experience as a director, she is experienced with financial, investment and regulatory matters.
Management Information
Add the following row to the Independent Trustees table in alphabetical order:

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served as Trustee	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Mary M. (“Meg”) VanDeWeghe 711 High Street Des Moines, IA 50392 1959	Trustee (since 2018) Member Operations Committee	CEO and President, Forte Consulting, Inc. (financial and management consulting)	136	Brown Advisory (2003-2018) B/E Aerospace (2014-2017) WP Carey (2014-2017) Nalco (and its successor Ecolab) (2009-2014)
Add the following column to the Independent Trustees (not Considered to be “Interested Persons”) table in alphabetical order:

VanDeWeghe**
Principal EDGE Active Income	A
Principal Millennials Index	A
Total Fund Complex	D
** Trustee’s appointment effective April 13, 2018.
Add the following row to the Compensation table on page 38 in alphabetical order:

Trustee	Funds in this SAI*	Fund Complex
Mary M. (“Meg”) VanDeWeghe **	$0	$0
** Trustee’s appointment effective April 13, 2018.

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